UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  4/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2012 (Unaudited)

DWS Large Cap Focus Growth Fund
	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 14.4%
Hotels, Restaurants & Leisure 2.0%
Starwood Hotels & Resorts Worldwide, Inc. (a)	73,461	4,348,891
Media 1.6%
News Corp. "A"	185,737	3,640,445
Specialty Retail 6.8%
Bed Bath & Beyond, Inc.*	63,065	4,439,146
Dick's Sporting Goods, Inc. (a)	84,775	4,289,615
Limited Brands, Inc. (a)	124,303	6,177,859

		14,906,620
Textiles, Apparel & Luxury Goods 4.0%
NIKE, Inc. "B"	79,005	8,838,289
Consumer Staples 9.1%
Food & Staples Retailing 6.6%
Costco Wholesale Corp.	88,430	7,796,873
Whole Foods Market, Inc. (a)	82,422	6,846,796

		14,643,669
Food Products 2.5%
Kraft Foods, Inc. "A"	136,198	5,430,214
Energy 10.3%
Energy Equipment & Services 2.5%
National Oilwell Varco, Inc.	73,140	5,541,086
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	122,554	8,972,178
EOG Resources, Inc.	74,718	8,204,784

		17,176,962
Financials 5.1%
Capital Markets 1.9%
T. Rowe Price Group, Inc. (a)	67,459	4,257,675
Consumer Finance 1.5%
Discover Financial Services	95,301	3,230,704
Real Estate Investment Trusts 1.7%
American Tower Corp. (REIT)	56,392	3,698,187
Health Care 11.4%
Biotechnology 6.1%
Celgene Corp.*	112,714	8,219,105
Gilead Sciences, Inc.*	100,102	5,206,305

		13,425,410
Health Care Providers & Services 5.3%
Express Scripts Holding Co.*	120,380	6,716,000
McKesson Corp.	55,207	5,046,472

		11,762,472
Industrials 12.7%
Aerospace & Defense 1.4%
TransDigm Group, Inc.*	24,747	3,121,092
Electrical Equipment 3.4%
AMETEK, Inc.	77,953	3,923,374
Roper Industries, Inc.	35,233	3,590,243

		7,513,617
Industrial Conglomerates 2.6%
General Electric Co.	294,498	5,766,271
Machinery 3.5%
Dover Corp.	48,992	3,069,839
Parker Hannifin Corp.	53,943	4,730,261

		7,800,100
Road & Rail 1.8%
Norfolk Southern Corp.	54,412	3,968,267
Information Technology 32.1%
Communications Equipment 5.7%
QUALCOMM, Inc.	195,785	12,498,914
Computers & Peripherals 19.6%
Apple, Inc.*	56,699	33,125,824
EMC Corp.*	361,804	10,206,491

		43,332,315
IT Services 3.3%
Accenture PLC "A"	113,961	7,401,767
Semiconductors & Semiconductor Equipment 1.8%
Skyworks Solutions, Inc.*	144,407	3,919,206
Software 1.7%
Check Point Software Technologies Ltd.* (a)	64,444	3,746,130
Materials 3.7%
Chemicals 1.8%
Ecolab, Inc. (a)	62,631	3,988,968
Metals & Mining 1.9%
Freeport-McMoRan Copper & Gold, Inc.	112,126	4,294,426
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	33,453	1,145,431

Total Common Stocks (Cost $193,085,654)		219,397,128
Securities Lending Collateral 12.7%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $28,035,678)	28,035,678	28,035,678
Cash Equivalents 1.5%
Central Cash Management Fund, 0.12% (b) (Cost $3,273,389)	3,273,389	3,273,389

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $224,394,721) †	113.5	250,706,195
Other Assets and Liabilities, Net	(13.5)	(29,857,882)

Net Assets	100.0	220,848,313

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $225,373,065.  At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $25,333,130. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,252,739 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,919,609.

(a)	All or a portion of these securities were on loan . The value of all securities loaned at April 30, 2012 amounted to $27,134,485, which is 12.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$219,397,128	$—	$—	$219,397,128
Short-Term Investments(d)	31,309,067	—	—	31,309,067
Total	$250,706,195	$—	$—	$250,706,195

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2012